Significant Transactions (Details) - Schedule of estimated acquisition date fair value of consideration - 365 Cannabis [Member] $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Business Acquisition, Contingent Consideration [Line Items]
Shares issued	$ 11,060
Cash	4,982
Contingent consideration	6,300
Total preliminary fair value of consideration transferred	$ 22,342